OPERATIONS AND CORPORATE REORGANIZATION	12 Months Ended
Dec. 31, 2022
OPERATIONS AND CORPORATE REORGANIZATION
OPERATIONS AND CORPORATE REORGANIZATION

1. OPERATIONS AND CORPORATE REORGANIZATION

Cosan S.A. (“Cosan” and together with its subsidiaries collectively, the “Company”) is a publicly traded Company on the B3 S.A. - Brasil, Bolsa, Balcão, or “B3,” on the special New Market (Novo Mercado) segment under the ticker symbol “CSAN3.” The Company’s American Depositary Shares, or “ADSs,” are listed on the New York Stock Exchange, or “NYSE,” and traded under the symbol “CSAN.” Cosan is a corporation (sociedade anônima) of indefinite term incorporated under the laws of Brazil, with its registered office in the city of São Paulo, state of São Paulo. Mr. Rubens Ometto Silveira Mello is the ultimate controlling shareholder of Cosan.

1.1. CORPORATE REORGANIZATION

On January 22, 2021, the shareholders of Cosan Limited, the former parent Company of Cosan S.A. and Cosan Logística, approved an intra-group reorganization, announced on July 3, 2020, consisting of a merger of companies under common control, as provided by art. 264, paragraph 4, of Brazilian Law No. 6,404, pursuant to which Cosan Limited and Cosan Logística were merged into Cosan S.A., or the “Corporate Reorganization.”

As part of an effort to streamline our operations, the Company carried out a corporate reorganization to enhance its corporate structure by making Cosan S.A. the sole holding Company of the group. The corporate reorganization simplified the corporate structure, unifying and consolidating the Cosan S.A., Cosan Limited and Cosan Logística free floats, in order to increase share liquidity, and unlock value within the Company’s group portfolio. As part of the corporate reorganization, each of Cosan Limited and Cosan Logística were merged into Cosan S.A., being Cosan S.A. the surviving entity. Following the completion of the merger, the outstanding shares of Cosan S.A. are now directly owned by all shareholders of Cosan Limited, Cosan S.A. and Cosan Logística as of immediately prior to the completion of the merger. As a result, Cosan S.A. issued American Depositary Shares, or ADSs, listed on the NYSE or common shares listed under the Novo Mercado segment of the B3 to the shareholders of Cosan Limited immediately prior to the approval of the merger. As for Cosan Logística, upon completion of the merger, holders of Cosan Logística shares immediately prior to the approval of the merger became owners of Cosan S.A. common shares.

The following charts set forth simplified representations of our operating structure before and after the corporate reorganization.

Figure 1: Simplified operating structure prior to the merger.

Figure 2: Simplified operating structure immediately after the merger.

The Merger Protocol also established the exchange ratio for the shares. Each Class A and Class B Shares issued by Cosan Limited and outstanding immediately prior to the consummation of the merger were automatically converted into the right to receive 1.29401595263 Cosan S.A. ADSs. The exchange ratio for the exchange of Cosan Logística shares for Cosan S.A. shares is 0.25360679585 Cosan S.A. shares for one Cosan Logística share.

This is equivalent to 0.772788 Cosan Limited shares for each Cosan S.A. share or Cosan S.A. ADS, as applicable, and 3.943112 Cosan Logística shares for each Cosan S.A. share.

1.2. COMPANY HISTORY

On January 14, 2020, Cosan S.A. contributed the shares it owned in Comgás (103,699,333 common shares and 27,682,044 preferred shares), equivalent to a 99.15% interest in Comgás to the Cosan S.A.’s wholly owned subsidiary Compass Gás e Energia S.A. (“Compass Gás e Energia”), equivalent to R$2,861,936. The transaction was a reorganization of entities under the Company’s common control, a such, there were no effects on the Company’s consolidated financial statements.

On January 30, 2020, the subsidiary Compass Comercialização S.A. acquired control of Compass Comercializadora Ltda., Compass Geração Ltda., and Compass Energia Ltda. for an amount of R$99,385. The purpose of these acquisitions was to enter the electricity and natural gas trading business. On March 9, 2020, Cosan S.A. announced the creation of the new “Gas and Power” segment, which was created to provide gas and power solutions in Brazil. The Gas and Power segment focuses on four pillars: (1) infrastructure which brings natural gas from the pre-salt offshore reserves and international markets into Brazil; (2) a distribution system relying on Brazil’s largest distributor of piped natural gas, i.e., Comgás; (3) energy generation by converting natural gas into electricity; and (4) trading of gas and electricity to power industries and businesses. On November 30, 2020, the subsidiary Compass Comercializadora Ltda. merged into Compass Comercialização S.A., with Compass Comercialização S.A. being the surviving entity.

On April 9, 2020, the Company entered into a shares purchase and derivatives negotiation plan, or the Total Return Swap, with Banco Santander (Brasil) S.A. – Cayman Branch, or “Santander Cayman,” and Santander Fundo de Investimento Amazonas Multimercado Crédito Privado Investimento no Exterior, or the “Santander Fund.” Pursuant to the Total Return Swap, the Santander Fund will be able to purchase, on its own behalf, common shares issued by the Company, and Santander Cayman will be able to enter into equity swap transactions on its own behalf and on our behalf in connection with such shares (for which purpose we also entered into a master agreement with certain Santander entities). The maximum aggregate amount of derivatives which may be negotiated pursuant to the Total Return Swap and the maximum aggregate number of underlying shares thereunder are R$600,000 and 19,500,000, respectively. On March 1, 2021, the Company settled the Total Return Swap and a new agreement was entered into with Cosan S.A.

On May 27, 2020, Rumo signed an amendment to the concession agreement relating to Malha Paulista with the ANTT (Agência Nacional de Transportes Terrestres). The amendment was reviewed and authorized by the Federal Accounting Court (Tribunal de Contas da União), or “TCU,” pursuant to a decision issued on May 20, 2020 (TC 009.032/2016-9). Due to the signing of the amendment, the new value of the concession grant is of R$3,382,030 (of which R$2,823,777 has already been paid), to be paid in quarterly installments over the term of the contract until 2058, with estimated investments of R$6,100,000 (as of December 2017) over the same period.

On August 28, 2020, Rumo completed a follow-on offering of common shares as a result of which it raised R$6,400,000 through the issuance of 294,252,874 common shares at a price of R$21.75 per share. Rumo used the proceeds of the offering to (i) prepay grants due in connection with certain of Rumo’s concession agreements and (ii) finance several strategic projects that were driven by the recent early renewal of the Malha Paulista concession agreement.

On October 26, 2020, the subsidiary Compass Gás e Energia presented, with the approval of its Board of Directors, a proposal in the competitive divestment process promoted by Petróleo Brasileiro S.A. – Petrobras for the sale of the 51% interest in the share capital of Petrobras Gás S.A. – Gaspetro (“Gaspetro”). On July 28, 2021, Compass Gás e Energia entered into a share purchase and sale agreement for the acquisition of control of Gaspetro for the amount of R$2,030,000, to be paid at closing, subject to the adjustments provided for in the agreement. On July 11, 2022, Compass Gás e Energia acquired 51% of Petrobras Gás S.A.’s (“Gaspetro”) share capital. On July 12, 2022, the change of Gaspetro's corporate name to Commit Gás e Energia S.A. ("Commit") was announced. See Note 8.3.

The distributors that were classified as available-for-sale assets on the Commit acquisition date were sold to the shareholders who held the preemptive right, as presented below:

Date of sale	Acquirer	Acquiree	Participation	Value
07/21/2022	State of Paraíba	PBGas	41.50%	47,251
07/21/2022	Termogás S.A.	Cebgás	24.00%	561
07/22/2022	State of Alagoas	Algás(i)	12.06%	27,067
07/25/2022	State of Bahia	BahiaGas	41.50%	574,778
07/26/2022	State of Ceara	Cegás(ii)	12.06%	76,399
07/29/2022	Brasilia Energy Company	Cebgás	8.00%	187
11/08/2022	Termogás S.A.	Gasap	37.25%	297
11/08/2022	Termogás S.A.	Gaspisa	22.11%	398
11/08/2022	Termogás S.A.	Rongás	41.50%	504
11/08/2022	Termogás S.A.	GoiásGas	30.46%	663
12/21/2022	State of Piauí	Gaspisa	15.14%	437
				728,542

(i)	After the State of Alagoas exercised its right of preference, Commit retained a 29.44% stake in Algás.
(ii)	After the State of Ceará exercised its right of preference, Commit retained a 29.44% stake in Cegás.

In February 2021, Rumo Malha Central S.A., or “Rumo Malha Central”, started its logistic rail service. The operations began with rail connecting between operations of Rumo Malha Paulista S.A., or “Rumo Malha Paulista” and Rumo Malha Norte S.A. or “Rumo Malha Norte.”

On May 20, 2021, Raízen entered into a renewal of the license agreement for the use of the "Shell" brand with Shell Brands International AG. With this renewal, Raízen S.A. keeps the right to use the “Shell” brand, in the fuel distribution sector and related activities in Brazil, for a minimum period of 13 years, which can be renewed in certain cases, upon compliance with certain conditions established in the contract.

On May 31, 2021, the subsidiary Compass Gás e Energia entered into an investment agreement with Atmos Ilíquidos 1 Fundo de Investimento em Ações, Atmos Master Fundo de Investimento em Ações, Manzat Inversiones Auu S.A. and Ricardo Ernesto Correa da Silva (together “Investors”), through which the Investors agreed to jointly subscribe 30,853,032 preferred shares issued by Compass Gás e Energia S.A. (“Compass”), representing 4.68% of its share capital, for an amount of R$810,000. In compliance with one of the contractual conditions, on August 12, 2021, Compass Gás e Energia was registered with the Brazilian stock Exchange B3. The investment agreement was concluded with the financial settlement by the Investors on August 27, 2021. On September 4, 2021, Compass entered into a second investment agreement with Bradesco Vida e Previdência S.A. (“Bradesco”), BC Gestão de Recursos Ltda., Prisma Capital Ltda. and Nucleus Capital Ltda., for the issuance subscription of new preferred shares for a total amount of R$1,440,000, representing 7.68% of share capital. On September 10, 2021, the first financial settlement of the investment made by Bradesco was concluded, via capital increase in Compass in the amount of R$810,015 through the issuance of new preferred shares representing 4.47% of Compass Gás e Energia share capital. On October 29, 2021, the remaining settlement of the investment was made for a total amount of R$630,000. The total amount of the contributions made by the non-controlling shareholders was R$2,250,015.

On June 1, 2021, the shareholders of Raízen Energia S.A. (“Raízen Energia”) contributed all the issued shares by Raizen Energia, including common shares, class A and D preferred shares, to Raízen S.A. (formerly known as Raízen Combustíveis S.A.), with the exception of two common shares that were retained by Cosan Investimentos e Participações S.A. and Shell Brasil Holding BV (“Shell”). On the same date, Raízen Energia also redeemed all of its own class B preferred shares. As a result, Raízen S.A. became the controlling holding Company of Raízen Energia (“Raízen Reorganization”). As a result of the Raizen Reorganization, Cosan S.A. and Shell terminated the Raízen Energia shareholders’ agreement and amended the Raízen S.A. shareholders’ agreement to reflect the effects of the Raizen Reorganization. The Raizen Reorganization did not have any impact in the Company’s financial statements.

On June 3, 2021, Raízen S.A., completed its registration with the Brazilian Securities Commission (Comissão de Valores Mobiliários), or “CVM.” On September 9, 2021, Raízen completed and initial public offering (“IPO”) of 906,712,350 preferred shares at the price of R$7.40 per share with net proceeds of R$6,599,987 (R$6,709,671 net of R$109,684 issuance costs).

On August 10, 2021, Raizen S.A. completed the acquisition of Biosev S.A., or “Biosev”, for an amount of R$4,581,899. This payment was used, in turn, to pay part of Biosev’s financial debts, with the remaining balance of such debts of Biosev being paid with funds from a new financing contracted by Hédera Investimentos e Participações S.A., or “Hédera”. Also, as part of the transaction Hédera exercised the subscription bonus in amount of R$2,423,944, adjusted to market value on the transaction date by the amount of R$76,663, totaling R$2,347,281, issued at the Company’s general meeting held on June 1, 2021, becoming holder of 330,602,900 preferred shares issued by Raízen, representing approximately 3.22% of its share capital.

Biosev’s main activities are the production, processing and sale of rural and agricultural products, mainly sugarcane and its derivatives, generation and sale of energy as well, as derivatives from energy cogeneration. This business combination is in line with Raízen’s strategy of leading the transformation of the energy matrix with its own technology, by expanding the crushing capacity and increasing the share of renewable products in our portfolio.

On August 23, 2021, the Company’s subsidiary Atlântico Participações Ltda., or “Atlântico”, which is engaged in the mining segment, signed a binding proposal for the acquisition of 100% of TUP Porto São Luis S.A., or “Porto São Luis,” for an amount of R$804,803 from the controlling shareholder, São Luís Port Company SARL, a China Communications Construction Company Limited, or “CCCC,” (owner of 51% interest) and the other minority shareholders jointly holding a 49% interest. On February 11, 2022, the acquisition was completed which resulted in the Company holding 100% of the equity interest in Porto São Luis. For more information, see Note 8.3.

In addition, on August 23, 2021, Atlântico signed a Binding “MoU” with the Company Grupo Paulo Brito, founder and controller of Aura Minerals Inc. (“Aura”), a mining Company focused on gold and copper, to form a joint venture for the exploration of iron ore, which will be shipped through TUP Porto São Luis S.A. (“JV Mineração”). This MoU provides that Atlântico will hold 37% of the total capital and shared control of the new combined entity, or 50% of the common shares of the new combined entity, after the contribution of Porto São Luis and cash, depending on calls from capital by the Company’s management. JV Mineração will be an integrated mining and logistics Company, which will have, in addition to Porto São Luis, exploration rights for mining assets in three mineral projects located in the state of Pará, with significant potential for iron ore reserves, to be sold through the Port of São Luis. With the beginning of its operations expected for 2025, the first mineral project to be explored by JV Mineração is located near to Paraupebas in the state of Pará, in the Carajás region, connected to Porto São Luis by the Carajás railroad. The completion of the transaction is subject to conditions precedent that have not yet been met as of the date of these consolidated financial statements.

On September 1, 2021, Cosan S.A. anticipated the payment of obligations with non-controlling preferred shareholders of Cosan Investimentos e Participações S.A (“CIP”) for the amount of R$182,373. On December 1, 2021, CIP was merged into the Company. Considering that CIP’s net assets were represented by the investment in Raízen S.A., the effect in the Company’s consolidated financial statements was a reclassification between the lines of “Investments in associates” to “Investment in joint venture.”

On September 10, 2021, the subsidiary Rumo definitively ended the existing arbitration procedure with the non-controlling shareholders of Brado Logística e Participações S.A. (Logística Brasil – Fundo de Investimento e Participações, Dimitrio Markakis and Deminvest Empreendimentos e Participações), acquiring 2,000 shares, representing 15.42% of the share capital, for R$388,739, increasing its interest to 77.65% in Brado Logística e Participações S.A.

On September 19, 2021, the subsidiary Rumo Malha Norte S.A. (“Rumo Malha Norte”) entered into an adhesion agreement with the State of Mato Grosso, which allows Rumo Malha Norte to engage in the construction, operation, exploration and conservation of a railroad that independently connects the Rondonópolis railroad terminal to Cuiabá and Lucas do Rio Verde in the state of Mato Grosso.

On September 20, 2021, Cosan entered into a Share Purchase Agreement with Mansilla Participações Ltda. (“Mansilla,” a vehicle of the investment fund TIAA – Teachers Insurance and Annuity Association of America), for the acquisition of an additional shareholding interest in Radar.  On November 3, 2021, the Company acquired control of Radar from Mansilla. For more information, see Note 8.3.

On October 19, 2021, under the Amendment to the Sale and Purchase of Member Interests, the Company and ExxonMobil International Holdings BV agreed on the payment made by Cosan Lubrificantes e Especialidades S.A. (“CLE”) of R$208,118 related to tax credits granted during the Tax Optimization Program that CLE has entered into. CLE has now the full right of these tax credits.

On October 22, 2021, Compass Um Participações S.A., a subsidiary of Compass Gás e Energia, submitted the winning bid in Auction No. 01/2021, held at the Brazilian stock Exchange B3, for the acquisition of 51% interest in Companhia de Gás do Estado do Rio Grande do Sul (“Sulgás”)’s capital, owned by the Government of the State of Rio Grande do Sul. Sulgás’s distribution network totals approximately 1,400 km, serving over 79,000 customers in 41 cities, and distributes a volume of 1.5 million cbm/day.

On January 3, 2022, the subsidiary Compass Um Participações S.A. (“Compass Um”) purchased 51% of the share capital of Companhia de Gás do Estado do Rio Grande do Sul (“Sulgás”). See Note 8.3.

On May 23 and 31, 2022, the subsidiary Cosan Lubes Investments Limited (“CLI” or “Moove” segment), through its subsidiaries, acquired 100% of Stryker Intermediate Holdings Inc. and its operating subsidiaries (together referred to as “PetroChoice”) and Tirreno Indústria e Comércio de Produtos Químicos Ltda. (“Tirreno”), respectively. See Note 8.3.

On September 30, 2022, the Company entered into a Share Purchase Agreement with Nova Gaia Brasil Participações Ltda. and Terraviva Brasil Participações Ltda. for the acquisition of an additional 12.4% equity interest in Tellus Brasil Participações S.A. (“Tellus”), Duguetiapar Empreendimentos e Participações (“Duguetiapar”) and Gamiovapar Empreendimentos e Participações S.A. (“Gamiovapar”). Additionally, the Company entered into a Share Purchase Agreement with Helios Brasil Participações Ltda. and Iris Brasil Participações Ltda. for the acquisition of an additional 12.4% equity interest in Janus Brasil Participações S.A. (“Janus”). The transaction was completed on October 20, 2022. See Note 8.3.

On November 14, 2022, the subsidiary Rumo concluded the sale of 80% of its equity interest in the wholly-owned subsidiary Elevações Portuárias S.A. (“EPSA”), which operates and controls terminals T16 and T19 in the Port of Santos/SP, to Corredor Logística e Infraestrutura Sul (“CLI SUL”), a Company wholly-owned by Corredor Logística e Infraestrutura (“CLI”), in line with the strategy of forming long-term partnerships and focusing on rail logistics and the execution of strategic expansion projects. As per Note 20, the subsidiary Rumo received a net amount of R$1,394,669, resulting in a gain of R$955,584.

1.3. RECENT DEVELOPMENTS AND OTHER INFORMATION

ACQUISITION OF FINANCIAL INVESTMENT IN VALE

During the fourth quarter ended December 31, 2022, Cosan completed the transaction related to the acquisition of a financial investment in Vale S.A. ("Vale") which was divided into: (i) assets acquired; (ii) debt incurred; (iii) structured derivatives; and (iv) issuance of preferred shares.

Vale is a Brazilian mining Company that operates in 20 countries that also operates in logistics – via railroads, ports, terminals and infrastructure – in energy.

(i)    Acquired assets

On October 14, 2022, the subsidiary Cosan Oito S.A. (“Cosan Oito”) completed the R$16,425,483 investment, which consisted of the following steps: (a) acquisition of 1.55% of shares in the spot market for R$4,918,245 with exposure to share price changes; (b) purchase of 3.31% of shares in a private transaction for R$11,117,824 together with derivatives (from which we received a R$499,197 premium) that partially protect our exposure to the changes in market value of these shares (Collar); and (c) purchase of a Call Spread instrument, which consists of another derivative protection (Collar) and a forward transaction (Collar with Forward) and enables the acquisition of an additional 1.6% of Vale's shares at a predetermined price per share for a total of R$888,611. The funds for this investment totaled R$17,315,178 and came from (i) total contracted debts of R$16,569,660; (ii) collar premium of R$499,197; and (iii) call spread collar premium of R$246,321.

Our Vale interest represent 4.95% of Vale's total outstanding shares and 4.61% of the total share capital as of January 31, 2023, the most current information available to the market.

(ii)   Debts incurred

The following loans were contracted for the acquisition of interest:

Creditor	Value	Maturities	Charges (p.a.)
JP Morgan S.A.(i)	5,141,775	10/01/2027	EUR+3.28%
Citibank S.A. (i)	3,427,885	10/01/2027	JP¥+ 0.25%
Banco Bradesco BBI S.A.	4,000,000	09/27/2023	CDI+1.35%
Banco Itaú BBA S.A.	4,000,000	09/16/2023	CDI+1.35%
Total	16,569,660

(i)	The charges for these operations bear pre-fixed interest, raised in foreign currency for €1,009,650 thousand and JP¥95,298,449 thousand with JP Morgan S.A. and Citibank S.A., respectively. Subsequently, derivative financial instruments were structured for these financings, which converted such operations into Reais at a cost of interbank deposit certificate (Certificados de Depósitos Interbancários), or bearing “CDI,” +0.45% p.a.

The financing from JP Morgan S.A. and Citibank are guaranteed by 100% of Vale’s shares that were purchased together with the Collar structure, referring to Cosan Oito’s 3.31% acquired stake.

(iii)  Structured derivatives

For protection regarding the acquisition of financial investment of 3.31%, derivatives were structured consisting of a combination of call and put options (Collar) that mitigate the risk of Vale's share price devaluation below a certain value, while also allowing Cosan Oito to participate in future share value capped at a certain value. At the inception of the transaction, a net premium of R$499,197 was received for the difference between the put and call options.

To safeguard the right to acquire the additional financial investment of 1.6%, derivatives were structured consisting of a combination of call and put options (Call Spread Collar) that mitigate share value depreciation while also allowing Cosan Oito to participate in future share value increases. At the inception of the transaction, a net premium of R$246,321 was received for the difference between the put and call options.

(iv)  Issuance of preferred shares

Bradesco BBI S.A. (“Bradesco”) and Itaú Unibanco S.A. (“Itaú”) completed investments on December 23 and 28, 2022, acquiring 23.3% and 26.9% of the share capital of the subsidiaries Cosan Dez Participações S.A. ("Cosan Dez") and Cosan Nove Participações S.A. ("Cosan Nove") for R$4,000,000 and R$4,115,000, respectively.

As part of the issuance of preferred shares by Cosan Nove and Cosan Dez, Cosan S.A. contributed its investments in Raízen and Compass Gás e Energia and the Commercial Notes issued by Itaú BBA S.A. and Bradesco banks, respectively. As a result, Cosan Nove now holds 39.15% of Raízen's shares and Cosan Dez now holds 88.0% of Compass Gás e Energia's shares.

Cosan Nove and Cosan Dez redeemed in advance the commercial notes contributed for a total of R$8,229,987 (includes principal plus interest accrual until the redemption date) with the proceeds from the issuance of preferred shares.

COVID-19

During the year ended on December 31, 2022, the Company and jointly controlled Company continue to monitor the evolution of the COVID-19 pandemic in Brazil and worldwide, in order to take preventive measures to minimize the spread of the virus, ensure continuity of operations and safeguard the health and safety of our employees and partners. The response to the pandemic has been effective in limiting the impacts on our operational facilities, employees, supply chain and logistics.

On December 31, 2022, the Company had positive consolidated working capital of R$9,779,721 (R$14,336,147 on December 31, 2021), profit for the year of R$2,820,875 (R$6,696,460 on December 31, 2021) and cash and cash equivalents and marketable securities of R$15,732,210 (R$20,546,826 on December 31, 2021).

Our debt covenants are assessed monthly for our need to generate sufficient cash flows to meet indebtedness and our ability to meet the covenants contained in the contracts that govern our indebtedness. As of December 31, 2022, the Company was in compliance with all restrictive financial clauses.

Considering the level of interest rates in Brazil and in the locations of our subsidiaries, we consider that despite the short-term fluctuations in some macroeconomic assumptions due to the impacts of the COVID-19 pandemic, our weighted average cost of capital should not undergo material changes.

The Company assessed the circumstances that could indicate impairment of its non-financial assets and concluded that there were no changes in the circumstances that would indicate an impairment loss. Our tax recovery projections are based on the same scenarios and assumptions used in the impairment assessment.

Losses due to the non-recoverability of financial assets were calculated based on the credit risk analysis, which includes the history of losses, the individual situation of the customers, the situation of the economic group to which they belong, the real guarantees for debts and macroeconomic indicators and is considered on December 31, 2022, sufficient to cover possible losses on the amounts receivable, in addition to a prospective assessment that consider the change or expected change in economic factors that affect the expected credit losses, which will be determined based on weighted probabilities and measured at an amount equal to the expected credit loss for life.

The credit quality of accounts receivable falling due is considered adequate, and the amount of the effective risk of possible losses in accounts receivable from customers is presented as losses due to the non-recoverability of financial assets.

Our inventories are composed, substantially, of lubricants, base oil and materials for the construction of gas pipelines, which are products that are do not expire or have a long duration and, therefore, we do not observe indicators of obsolescence or impairment.

To date, there have been no changes in the scope of the Company's leases, including adding, terminating, extending and reducing the contractual term of the lease. Also, there was no change in the consideration for the leases that we are lessees and lessors.

RUSSIA-UKRAINE CONFLICT

Several countries imposed sanctions on Russia, Belarus, and certain regions of Ukraine following the outbreak of war in Ukraine in late February 2022. The geopolitical situation abruptly changed, with uncertainty about the duration of the conflict, changes in the scope of sanctions and retaliatory actions, including new laws. These new circumstances restrict the freedom of operation of Cosan Group companies in the Russian region, causing distortion and volatility in its activities. The war also contributed to increased volatility in currency markets, energy prices, raw materials and other input costs, as well as supply chain tensions and a rise in inflation in many countries.

Risks related to cybersecurity, loss of reputation, potential additional sanctions, export controls and other regulations (including restrictions on transferring funds to and from Russia) have increased. The ongoing war may continue to affect production and consumer demand. The Cosan Group evaluated the consequences of the war in its Financial Statements, mainly considering the impacts on major judgments and significant estimates, in addition to the operations that may be affected, such as:

(i)	Transported volume of fertilizers;
(ii)	Production of sugarcane, due to unfavorable conditions for obtaining fertilizer;
(iii)	An increase in oil prices as a result of a more limited supply of Russian oil may reduce our margins and put pressure on the acquisition costs of basic inputs such as diesel oil;
(iv)	Debt and third-party capital for our financing and investment activities, influenced by measures to contain inflation implemented by the Brazilian government and the Central Bank of Brazil, such as an increase in the basic interest rate;
(v)	Acquisition of rail tracks by Rumo: although Rumo is able to obtain rail tracks from other non-Russian suppliers, the prices charged and the deadlines required by these suppliers may be unfavorable in comparison to previous commercial conditions.

There have been no effects on the annual financial statements to date. The Cosan Group will continue to monitor the facts surrounding the conflict in order to assess potential impacts on the business and, as a result, on the financial statements.

CYBERSECURITY INCIDENT

On March 11, 2020, the Company, its subsidiaries and jointly controlled Company suffered a cyber-attack by ransomware that caused a partial and temporary interruption of our operations.

Following the incident, the Company made significant investments in privacy, protection and security of information/cybernetics, both in technologies and in processes and hiring for the teams. As part of the actions, we take steps to combat access and misuse of our data, including more robust investigations and audits of our information technology systems. As a result of these efforts, we mitigate additional incidents of data misuse or other undesirable activities by third parties.

In addition, we performed an audit and forensic assessment of the attack suffered and did not identify any relevant impacts on the consolidated financial statements.